Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ (5,886)	$ (6,804)
Before hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2,310	3,962
Before hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 86,520	$ 94,602
Before hedging [Member] | Australian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.03%	0.99%
Hedging	$ 218	$ 231
Before hedging [Member] | Australian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.12%	3.91%
Hedging	$ 324	$ 846
Before hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		3.90%
Hedging		$ 164
Before hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	7.21%	8.58%
Hedging	$ 420	$ 578
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.11%	4.12%
Hedging	$ 626	$ 613
Before hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		0.15%
Hedging	$ 1,113	$ 2,690
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.27%	2.12%
Hedging	$ 21,654	$ 26,092
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.35%	4.30%
Hedging	$ 3,611	$ 3,655
Before hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.85%
Hedging	$ 32
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.67%	1.05%
Hedging	$ 463	$ 617
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.93%	4.91%
Hedging	$ 59,399	$ 62,340
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	7.22%	7.30%
Hedging	$ 516	$ 260
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	11.42%	11.96%
Hedging	$ 454	$ 479
After hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	6,164	6,461
After hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 82,666	$ 92,103
After hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		3.90%
Hedging		$ 164
After hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	7.21%	8.58%
Hedging	$ 420	$ 578
After hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.21%	1.23%
Hedging	$ 2,043	$ 1,895
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.29%	4.29%
Hedging	$ 3,158	$ 2,646
After hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		0.15%
Hedging	$ 1,113	$ 2,690
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.11%	2.15%
Hedging	$ 27,553	$ 35,515
After hedging [Member] | Pound Sterling [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.05%	1.10%
Hedging	$ 1,002	$ 937
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.43%	4.36%
Hedging	$ 2,937	$ 2,973
After hedging [Member] | South Korean Won [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.67%
Hedging	$ 502
After hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	0.87%	1.30%
Hedging	$ 1,695	$ 1,997
After hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		1.13%
Hedging		$ 201
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.41%	5.30%
Hedging	$ 46,288	$ 47,892
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.99%	7.90%
Hedging	$ 1,504	$ 573
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	8.80%	11.72%
Hedging	$ 615	$ 502